LEASES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases
Gain loss on termination of lease			$ 246
Weighted-average remaining lease term	1 year 6 months 14 days		1 year 6 months 14 days		1 year 5 months 4 days
Weighted-average discount rate	3.81%		3.81%		3.85%
Total lease expenses	$ 134,996	$ 125,994	$ 260,139	$ 256,038	$ 509,340	$ 356,556
Operating leases	132,789	142,698	257,000	286,907	580,580	355,746
Short-term lease expense	$ 6,878	$ 1,742	$ 10,319	$ 2,348	$ 14,348	$ 11,034